SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 25,874	$ 23,235	$ 52,889	$ 45,380	$ 97,857
Segments operating profit	1,670	1,767	4,237	3,312	6,046
Segments assets	123,974	99,650	123,974	99,650	113,227
Depreciation, amortization and impairment expenses	1,194	830	2,475	1,913	4,049
Expenditures for assets					4,663
Cellocator [Member]
Segment Reporting Information [Line Items]
Revenues	2,866	3,502	5,934	6,872	15,867
Depreciation, amortization and impairment expenses					291
Expenditures for assets					135
Pointer [Member]
Segment Reporting Information [Line Items]
Revenues	23,008	19,733	46,955	38,508	81,990
Depreciation, amortization and impairment expenses					3,758
Expenditures for assets					4,528
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	28,875	25,746	58,220	50,403	106,258
Segments operating profit	2,816	1,580	5,733	3,138	7,955
Segments assets	126,190	100,714	126,190	100,714	115,443
Operating Segments [Member] | Cellocator [Member]
Segment Reporting Information [Line Items]
Revenues	5,867	6,013	11,265	11,895	24,268
Segments operating profit	711	697	958	1,551	3,065
Segments assets	25,208	17,898	25,208	17,898	36,513
Operating Segments [Member] | Pointer [Member]
Segment Reporting Information [Line Items]
Revenues	23,008	19,733	46,955	38,508	81,990
Segments operating profit	2,105	883	4,775	1,587	4,890
Segments assets	100,982	82,816	100,982	82,816	78,930
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	(3,001)	(2,511)	(5,331)	(5,023)	(8,401)
Segments operating profit	(1,164)	187	(1,496)	174	(1,909)
Segments assets	(2,216)	(1,064)	(2,216)	(1,064)	(1,779)
Intersegment Eliminations [Member] | Cellocator [Member]
Segment Reporting Information [Line Items]
Revenues	(3,001)	(2,511)	(5,331)	(5,023)	(8,401)
Intersegment Eliminations [Member] | Pointer [Member]
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0